CONDENSED BALANCE SHEETS (Unaudited) (Q2) (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Class A common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock, shares subject to possible redemption (in shares)	1,304,259	1,304,259	18,041,500
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares outstanding	0	0	0
Common stock, shares issued	0	0	0
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares outstanding	4,510,375	4,510,375	4,510,375
Common stock, shares issued	4,510,375	4,510,375	4,510,375